Erik Nelson, Chief Legal officer
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453

December 22, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re:  Allianz Variable Insurance Products Trust
        File Nos.  811-09491 and 333-83423

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By:  /s/ Erik Nelson
     ______________________________________________